UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number       811-5850

                                        OneAmerica Funds, Inc.
(Exact name of registrant as specified in charter)

             One American Square, Indianapolis, IN, 46282-8216
(Address of principal executive offices) (Zip code)

Constance E. Lund
             One American Square, Indianapolis, IN, 46282-8216
(Name and address of agent for service)

Registrant’s telephone number, including area code:  317-285-1877

Date of fiscal year end: December 31, 2007

Date of reporting period: March 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter) to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

OneAmerica Funds, Inc.
VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2007 (unaudited)

Description	Shares	Value

Common Stocks (89.2%)
Aerospace & Defense (3.5%)
General Dynamics Corp.	32,300	$2,467,720
Precision Castparts Corp.	115,600	12,028,180

		14,495,900

Apparel (7.4%)
Columbia Sportswear Co.	156,100	9,726,591
Kellwood Co.	202,900	5,951,057
Liz Claiborne, Inc.	146,100	6,260,385
Wolverine World Wide, Inc.	317,650	9,075,261

		31,013,294

Automotive & Automotive Components (3.7%)
Harley-Davidson, Inc.	135,100	7,937,125
Magna International, Inc. Class A	97,700	7,338,247

		15,275,372

Chemicals (1.7%)
Dow Chemical Co.	151,400	6,943,204

Computer Hardware & Software (7.3%)
Autodesk, Inc. *	212,400	7,986,240
Cisco Systems, Inc.*	400,400	10,222,212
Dell Inc.*	188,900	4,384,369
Hewlett-Packard Co.	200,874	8,063,082

		30,655,903

Consumer Products (0.2%)
Helen of Troy, Ltd.*	31,100	706,281

Diversified Financial Services (9.7%)
Aegon NV	524,785	10,464,212
Citigroup, Inc.	137,798	7,074,549
Federated Investors, Inc.	244,800	8,989,056
Investment Technology Group, Inc.*	151,500	5,938,800
JP Morgan Chase & Co.	94,107	4,552,897
Washington Mutual, Inc.	90,526	3,655,440

		40,674,954

Diversified Manufacturing (7.8%)
Carlisle Cos., Inc.	290,400	12,466,872
Crane Co.	221,800	8,965,156
Illinois Tool Works, Inc.	128,900	6,651,240
Trinity Industries, Inc.	107,125	4,490,680

		32,573,948

Electrical Equipment (2.8%)
Baldor Electric Co.	306,493	11,567,046
FLIR Systems, Inc.*	3,800	135,546

		11,702,592

Food & Beverage (2.1%)
The Coca-Cola Co.	178,200	8,553,600

Health Care (4.4%)
Johnson & Johnson	58,700	3,537,262
McKesson Corp.	99,050	5,798,387

1

Merck & Co., Inc.	38,900	$1,718,213
Pfizer, Inc.	295,450	7,463,067

		18,516,929

Home Furnishings (1.0%)
Furniture Brands International, Inc.	64,650	1,020,177
La-Z-Boy, Inc.	268,250	3,320,935

		4,341,112

Industrial Conglomerates (1.9%)
General Electric Co.	226,100	7,994,896

Metals & Mining (2.1%)
Alcoa, Inc.	263,900	8,946,210

Oil & Oil Services (7.2%)
Royal Dutch Petroleum PLC ADR	141,400	9,374,820
Tidewater, Inc.	162,850	9,539,753
Valero Energy Corp.	169,200	10,911,708

		29,826,281

Paper and Forest Products (1.4%)
Wausau Paper Corp.	402,300	5,777,028

Recreation (4.7%)
Brunswick Corp.	277,200	8,828,820
Mattel, Inc.	392,400	10,818,468

		19,647,288

Restaurants (0.5%)
OSI Restaurant Partners, Inc.	55,350	2,186,325

Retail (4.9%)
Bed Bath & Beyond, Inc.*	90,000	3,615,300
Best Buy Co., Inc.*	43,600	2,124,192
BJ’s Wholesale Club, Inc.*	191,400	6,475,062
Home Depot, Inc.	224,500	8,248,130

		20,462,684

Semiconductors (4.3%)
Applied Materials, Inc.	222,200	4,070,704
Intel Corp.	320,200	6,125,426
Texas Instruments, Inc.	253,800	7,639,380

		17,835,510

Telecommunication Services (6.4%)
Nokia Corp. ADR	539,650	12,368,778
Telefonos de Mexico, Class L ADR	428,900	14,325,260

		26,694,038

Transportation (4.2%)
Norfolk Southern Corp.	185,500	9,386,300
Werner Enterprises, Inc.	448,800	8,154,696

		17,540,996

Total common stocks (cost: $276,165,833)		372,364,345

	Interest	Maturity	Principal
Description	Rate	Date	Amount	Value

Short-Term Notes (4.1)%
Commercial Paper (3.4)%
Consumer Finance (3.4)%
General Electric Capital Corp.	5.303%	5/21/07	$3,000,000	$ 2,978,583
General Electric Capital Corp.	5.293	4/03/07	2,000,000	1,999,700
Honda Motor Corp.	5.293	4/27/07	3,000,000	2,988,990
Prudential Funding Corp,	5.272	4/13/07	2,000,000	1,996,780

2

Toyota Motor Credit Corp.	5.293	4/10/07	$2,000,000	$1,997,640
UBS Financial Delaware LLC	5.313	5/21/07	2,000,000	1,985,720

				13,947,413

Oil & Gas (0.7%)
Chevron Texaco Corp.	5.272	5/08/07	3,000,000	2,984,250

Total short-term notes (cost: $16,929,653)				16,931,663

			Shares

Money Market Mutual Funds (5.0%)
Federated Investors Prime Obligation			10,356,287	10,356,287
Goldman Sachs Financial Square Funds			10,530,000	10,530,000

Total money market mutual funds (cost: $20,886,287)				20,886,287

Mutual Funds (1.8%)
iShares Russell 1000 Value Index Fund (cost: $5,676,640)			93,100	7,740,334

Cash and Cash Equivalents (0.0%)
BONY Cash Reserve (cost: $175,280)			175,280	175,280

Total Investments (100.1%) (a) (cost: $319,833,693)				418,097,909

Liabilities in excess of other assets (0.1%)				(601,538)

Net Assets (100.0%)				$417,496,371

* Non-Income producing securities.

The interest rate for short-term notes reflects the yields for those securities as of March 31, 2007.

Percentages shown are based on total net assets.

(a) The United States federal income tax basis of the Portfolio’s investments and the cost are the same as of March 31, 2007.

3

OneAmerica Funds, Inc.
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2007 (unaudited)

	Interest	Maturity	Principal
Description	Rate	Date	Amount	Value

Short-Term Notes (98.8%)
U.S. Government & Agency Obligations (19.8%)
Federal Home Loan Bank Discount Notes	5.160%	04/02/07	$2,789,000	$2,788,600
Federal Home Loan Bank Discount Notes	5.170	04/10/07	2,000,000	1,997,415
Federal Home Loan Bank Discount Notes	5.170	04/11/07	3,000,000	2,995,692
Federal Home Loan Bank Discount Notes	5.140	04/14/07	2,000,000	1,996,573
Federal Home Loan Mortgage Corp. Discount Notes	5.135	04/09/07	3,000,000	2,996,577
Federal Home Loan Mortgage Corp. Discount Notes	5.154	05/22/07	4,000,000	3,970,788
Federal Home Loan Mortgage Corp. Discount Notes	5.211	06/04/07	3,000,000	2,972,587
Federal Agricultural Mortgage Corp. Discount Notes	5.212	04/05/07	2,000,000	1,998,858
Federal Agricultural Mortgage Corp. Discount Notes	5.236	05/07/07	3,000,000	2,984,505
Federal Agricultural Mortgage Corp. Discount Notes	5.140	05/22/07	1,500,000	1,489,077
Federal Agricultural Mortgage Corp. Discount Notes	5.145	06/21/07	3,500,000	3,459,487
Federal Farm Credit Bank Discount Note	5.140	04/13/07	3,055,000	3,049,766
Federal National Mortgage Association Discount Notes	5.134	04/18/07	3,000,000	2,992,725
Federal National Mortgage Association Discount Notes	5.221	04/25/07	3,000,000	2,989,700
Federal National Mortgage Association Discount Notes	5.221	05/02/07	4,000,000	3,982,261
Tennessee Valley Authority Discount Notes	5.139	05/10/07	3,500,000	3,480,511

				46,145,122

Commercial Paper (67.0%)
Automotive (2.8%)
Honda Motor Company	5.292	04/03/07	3,000,000	2,999,130
Honda Motor Company	5.293	04/27/07	3,500,000	3,486,805

				6,485,935

Banks (2.7%)
Bank of America Corp.	5.313	04/17/07	1,350,000	1,346,856
Bank of America Corp.	5.313	04/20/07	3,000,000	2,991,703
Bank of America Corp.	5.303	06/08/07	2,000,000	1,980,242

				6,318,801

Chemical - Diversified (2.6%)
BASF Aktiengesells CPDS	5.303	04/05/07	6,000,000	5,996,514

				5,996,514

Computers (2.8%)
Hewlett Packard Co.	5.313	04/12/07	4,500,000	4,492,795
Hewlett Packard Co.	5.313	04/13/07	2,000,000	1,996,507

				6,489,302

Consumer Finance (15.4%)
American Express Credit Corp.	5.303	04/20/07	2,000,000	1,994,479
American Express Credit Corp.	5.303	04/23/07	4,000,000	3,987,215
American Express Credit Corp.	5.293	04/24/07	2,000,000	1,993,330
American Express Credit Corp.	5.293	05/01/07	2,500,000	2,489,125
America General Finance Corp.	5.303	05/04/07	2,500,000	2,488,015
America General Finance Corp.	5.262	06/21/07	4,000,000	3,953,290
Siemens Capital Corp.	5.363	04/10/07	4,000,000	3,994,710
Siemens Capital Corp.	5.323	04/12/07	2,500,000	2,495,990
Toyota Motor Credit Corp.	5.293	04/04/07	4,000,000	3,998,260
Toyota Motor Credit Corp.	5.282	06/13/07	2,500,000	2,473,588
UBS Finance Delaware, LLC	5.313	04/11/07	2,051,000	2,048,014
UBS Finance Delaware, LLC	5.313	05/08/07	4,000,000	3,978,457

				35,894,473

Diversified Financial Services (8.2%)
Citigroup Funding, Inc.	5.303	06/14/07	4,300,000	4,253,773
Citigroup Funding, Inc.	5.293	06/20/07	2,500,000	2,471,000
General Electric Capital Corp.	5.293	05/29/07	3,500,000	3,470,565
General Electric Capital Corp.	5.293	06/11/07	3,000,000	2,969,115
IBM Credit Corp.	5.257	06/07/07	3,025,000	2,995,809
IBM Credit Corp.	5.303	04/19/07	3,000,000	2,992,155

				19,152,417

1

Education (2.5%)
Harvard University	5.232	04/09/07	$3,000,000	$2,996,560
Harvard University	5.237	04/23/07	3,000,000	2,990,531

				5,987,091

Electric Integrated (2.8%)
Florida Power & Light Co.	5.343	04/16/07	2,500,000	2,494,511
Florida Power & Light Co.	5.333	04/17/07	4,000,000	3,990,649

				6,485,160

Electric Products (2.6%)
Emerson Electric Co.	5.303	04/10/07	2,000,000	1,997,385
Emerson Electric Co.	5.303	04/11/07	4,000,000	3,994,189

				5,991,574

Food, Beverages (4.7%)
The Coca-Cola Co.	5.272	06/29/07	4,500,000	4,442,150
Nestle Capital Corp.	5.272	05/24/07	3,250,000	3,225,119
Nestle Capital Corp.	5.272	05/25/07	3,250,000	3,224,650

				10,891,919

Finance-Leasing (0.5%)
Pitney Bowes	5.313	04/17/07	1,100,000	1,097,438

Insurance (5.5%)
American International Group Funding, Inc.	5.303	04/02/07	3,000,000	2,999,564
American International Group Funding, Inc.	5.282	06/01/07	3,500,000	3,469,102
Prudential Funding Corp.	5.293	04/04/07	4,000,000	3,998,260
Prudential Funding Corp.	5.272	05/03/07	2,500,000	2,488,444

				12,955,370

Medical - Drugs (2.6%)
Abbott Laboratories	5.313	04/05/07	2,000,000	1,998,836
Abbott Laboratories	5.323	04/10/07	2,000,000	1,997,375
Abbott Laboratories	5.303	04/13/07	2,000,000	1,996,513

				5,992,724

Medical Products (2.5%)
Johnson & Johnson	5.242	04/27/07	2,000,000	1,992,532
Johnson & Johnson	5.251	05/04/07	2,000,000	1,990,503
Johnson & Johnson	5.232	06/22/07	2,000,000	1,976,493

				5,959,528

Oil & Gas (2.8%)
Chevron Texaco Corp.	5.272	04/26/07	4,250,000	4,234,653
Chevron Texaco Corp.	5.262	05/07/07	2,250,000	2,238,323

				6,472,976

Pipelines (2.8%)
Colonial Pipeline Co.	5.384	04/02/07	2,000,000	1,999,705
Colonial Pipeline Co.	5.374	04/03/07	2,000,000	1,999,411
Colonial Pipeline Co.	5.445	04/04/07	2,500,000	2,498,881

				6,497,997

Retail-Design (1.7%)
Wal-Mart Stores	5.252	04/17/07	2,000,000	1,995,396
Wal-Mart Stores	5.252	05/01/07	2,000,000	1,991,367

				3,986,763

Transport Service (1.5%)
United Parcel Services	5.272	04/13/07	3,500,000	3,493,913

Variable Rate Demand Notes (3.8%)**
Chatham Capital Corp.(backed by 5/3rd Bank LOC)	5.350	04/01/07	900,000	900,000
Community Housing Development (backed by Wells Fargo Bank LOC)	5.400	04/01/07	900,000	900,000
Connecticut Water (backed by Citizen Bank of RI LOC)	5.290	04/02/07	1,500,000	1,500,000
PCP Investors LLC (backed by Wells Fargo Bank LOC)	5.400	04/01/07	925,000	925,000
Pineview (backed by 5/3rd Bank LOC)	5.350	04/01/07	400,000	400,000
Rockwood Quarry LLC (backed by 5/3rd Bank LOC)	5.350	04/02/07	4,200,000	4,200,000

				8,825,000

2

Corporate Bonds (8.2%)
Chemicals (2.3%)
E.I. Du Pont De Nemours & Co.	6.750	09/01/07	$3,000,000	$3,017,040
E.I. Du Pont De Nemours & Co.	3.375	11/15/07	2,500,000	2,470,193

				5,487,233

Commercial Banks (2.5%)
National City Bank	3.300	05/15/07	4,250,000	4,239,919
National City Bank of Indiana	4.875	07/20/07	1,663,000	1,660,704

				5,900,623

Household & Personal Products (2.6%)
The Proctor & Gamble Co.	4.750	06/15/07	6,000,000	5,990,666

Retail (0.8%)
Wal-Mart Stores	4.375	07/12/07	2,000,000	1,994,715

Total short-term notes (cost: $230,493,254)				230,493,254

	Shares

Money Market Mutual Funds (1.1%)
Dreyfus Masternote Account	10,000	10,000
Federated Investors Prime Obligation Fund	1,000,001	1,000,001
Wells Fargo Cash Invest MM-I	1,600,000	1,600,000

Total money market mutual funds (cost: $2,610,001)		2,610,001

Cash and Cash Equivalents (0.0%)
BONY Cash Reserve (cost: $87,365)	87,365	87,365

Total Investments (99.9%) (a) (cost: $233,190,620)		233,190,620

Other assets less liabilities (0.1%)		217,168

Net Assets (100.0%)		$233,407,788

**Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at March 31, 2007.

The interest rate for short-term notes reflects the yields for those securities as of March 31, 2007.

Cost represents amortized cost.

Percentages shown are based on total net assets.

(a) The United States federal income tax basis of the Portfolio’s investments and the cost are the same as of March 31, 2007.

3

OneAmerica Funds, Inc.
INVESTMENT GRADE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2007 (unaudited)

	Interest	Maturity	Principal
Description	Rate	Date	Amount	Value

Long-Term Notes and Bonds (91.8%)
Mortgage-Backed and Asset-Backed Securities (58.3%)
Atlantic City Electric Transition Funding LLC, Ser. 2002-1, Cl. A3	4.910%	07/20/17	$1,000,000	$994,678
Banc of America Commercial Mortgage, Inc., Ser. 2006-5, Cl. AAB	5.379	09/10/47	900,000	904,611
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW13, Cl. AAB	5.530	09/11/41	1,300,000	1,316,804
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW14, Cl. A3	5.209	12/11/38	600,000	597,526
Bear Stearns Commercial Mortgage Securities, Ser. 2007-PW15, Cl. AAB	5.315	02/11/44	650,000	650,813
Centerpoint Energy Transition Bond Co., Ser. 2005-A, Cl. A2	4.970	08/01/14	600,000	597,690
Citigroup Commercial Mortgage Trust, Ser. 2006-C5, Cl. ASB	5.413	10/15/49	1,200,000	1,206,407
Commercial Mortgage PASS-THRU, Ser. 2006-C8, Cl. AAB	5.291	12/10/46	650,000	648,650
Crown Castle Towers, Ser. 2006-1A, Cl. AFX	5.245	11/15/36	600,000	601,355
CSFB, Ser. 2005-C5, Cl. AAB	5.100	08/15/38	1,200,000	1,190,951
FHLMC	5.200	03/05/19	700,000	686,338
FHLMC Gold Pool # A48197	6.500	01/01/36	1,460,286	1,489,216
FHLMC Gold Pool # A56247	6.000	01/01/37	1,940,283	1,955,915
FHLMC Gold Pool # A57135	5.500	02/01/37	1,498,340	1,482,591
FHLMC Gold Pool # J05930	5.500	03/01/21	2,733,803	2,739,582
FHLMC Gold Pool #A11823	5.000	08/01/33	111,044	107,634
FHLMC Gold Pool #A16641	5.500	12/01/33	238,640	236,769
FHLMC Gold Pool #A27124	6.000	10/01/34	129,402	130,784
FHLMC Gold Pool #A28876	6.000	11/01/34	722,227	729,940
FHLMC Gold Pool #A40159	5.500	11/01/35	50,523	50,044
FHLMC Gold Pool #A40754	6.500	12/01/35	670,160	683,859
FHLMC Gold Pool #A41968	5.500	01/01/36	532,267	527,226
FHLMC Gold Pool #A43870	6.500	03/01/36	409,889	418,009
FHLMC Gold Pool #A45624	5.500	06/01/35	54,981	54,460
FHLMC Gold Pool #A49346	6.500	05/01/36	272,263	277,656
FHLMC Gold Pool #A51101	6.000	07/01/36	326,337	328,966
FHLMC Gold Pool #B12969	4.500	03/01/19	230,813	224,143
FHLMC Gold Pool #B19462	5.000	07/01/20	1,105,479	1,091,035
FHLMC Gold Pool #C01086	7.500	11/01/30	70,051	73,297
FHLMC Gold Pool #C01271	6.500	12/01/31	120,227	123,824
FHLMC Gold Pool #C01302	6.500	11/01/31	45,659	47,025
FHLMC Gold Pool #C01676	6.000	11/01/33	5,539,421	5,609,248
FHLMC Gold Pool #C14364	6.500	09/01/28	40,126	41,402
FHLMC Gold Pool #C14872	6.500	09/01/28	5,290	5,458
FHLMC Gold Pool #C20300	6.500	01/01/29	44,986	46,417
FHLMC Gold Pool #C28221	6.500	06/01/29	16,689	17,210
FHLMC Gold Pool #C35377	7.000	01/01/30	8,174	8,509
FHLMC Gold Pool #C41636	8.000	08/01/30	6,196	6,524
FHLMC Gold Pool #C56017	6.500	03/01/31	411,008	423,501
FHLMC Gold Pool #C61802	5.500	12/01/31	738,800	732,962

1

FHLMC Gold Pool #C64936	6.500	03/01/32	$64,558	$66,376
FHLMC Gold Pool #C65674	7.000	03/01/32	20,052	20,813
FHLMC Gold Pool #C68790	6.500	07/01/32	313,243	322,064
FHLMC Gold Pool #C74741	6.000	12/01/32	274,778	278,502
FHLMC Gold Pool #C79460	5.500	05/01/33	285,125	282,890
FHLMC Gold Pool #C79886	6.000	05/01/33	555,591	562,768
FHLMC Gold Pool #E00543	6.000	04/01/13	41,535	42,326
FHLMC Gold Pool #E00565	6.000	08/01/13	32,070	32,681
FHLMC Gold Pool #E00957	6.000	02/01/16	58,917	60,006
FHLMC Gold Pool #E01007	6.000	08/01/16	43,422	44,217
FHLMC Gold Pool #E01085	5.500	12/01/16	84,850	85,340
FHLMC Gold Pool #E01136	5.500	03/01/17	222,256	223,336
FHLMC Gold Pool #E01216	5.500	10/01/17	210,456	211,478
FHLMC Gold Pool #E01378	5.000	05/01/18	431,541	426,810
FHLMC Gold Pool #E71048	6.000	07/01/13	1,884	1,920
FHLMC Gold Pool #E72468	5.500	10/01/13	17,484	17,595
FHLMC Gold Pool #E74118	5.500	01/01/14	99,613	100,212
FHLMC Gold Pool #E77035	6.500	05/01/14	48,024	49,247
FHLMC Gold Pool #E77962	6.500	07/01/14	71,232	73,046
FHLMC Gold Pool #E78727	6.500	10/01/14	2,110	2,164
FHLMC Gold Pool #E82543	6.500	03/01/16	63,387	64,986
FHLMC Gold Pool #E85127	6.000	08/01/16	24,493	24,941
FHLMC Gold Pool #E85353	6.000	09/01/16	99,013	100,825
FHLMC Gold Pool #E89823	5.500	05/01/17	272,458	273,782
FHLMC Gold Pool #E90912	5.500	08/01/17	76,912	77,286
FHLMC Gold Pool #E91139	5.500	09/01/17	269,187	270,495
FHLMC Gold Pool #E91646	5.500	10/01/17	561,262	563,990
FHLMC Gold Pool #E92047	5.500	10/01/17	311,575	313,089
FHLMC Gold Pool #E92196	5.500	11/01/17	55,948	56,220
FHLMC Gold Pool #E95159	5.500	03/01/18	384,002	385,774
FHLMC Gold Pool #E95734	5.000	03/01/18	1,858,840	1,838,463
FHLMC Gold Pool #G01091	7.000	12/01/29	47,234	49,168
FHLMC Gold Pool #G02060	6.500	01/01/36	1,824,183	1,861,472
FHLMC Gold Pool #G08016	6.000	10/01/34	2,365,348	2,390,608
FHLMC Gold Pool #G10817	6.000	06/01/13	40,707	41,482
FHLMC Gold Pool #G11753	5.000	08/01/20	805,343	794,820
FHLMC Gold Pool #J01380	5.500	03/01/21	2,591,529	2,597,006
FHLMC Gold Pool TBA	5.500	04/01/33	1,250,000	1,236,719
FHLMC Gold Pool# A44969	6.500	04/01/36	1,306,522	1,332,406
FHLMC Series 2424 Class OG CMO	6.000	03/15/17	1,500,000	1,530,464
FHLMC Series 2835 Class MD CMO	4.500	08/15/19	850,000	802,585
FHLMC Series 2947 Class VA CMO	5.000	03/15/16	749,160	742,856
FHLMC Series 3020 Class VA CMO	5.500	11/15/14	1,724,093	1,738,923
FNMA CMO 2002-86 KM CMO	5.000	12/25/17	2,150,000	2,115,138
FNMA Pool #253798	6.000	05/01/16	2,672	2,721
FNMA Pool #356565	5.500	09/01/17	1,635,775	1,644,339
FNMA Pool #357637	6.000	11/01/34	2,608,478	2,635,585
FNMA Pool #545929	6.500	08/01/32	209,099	215,044
FNMA Pool #555591	5.500	07/01/33	734,751	728,960
FNMA Pool #572020	6.000	04/01/16	47,588	48,459
FNMA Pool #578974	6.000	05/01/16	94,582	96,327
FNMA Pool #579170	6.000	04/01/16	26,953	27,446
FNMA Pool #584953	7.500	06/01/31	15,251	15,957
FNMA Pool #585097	6.000	05/01/16	164,222	167,227
FNMA Pool #651220	6.500	07/01/32	227,225	233,685
FNMA Pool #781776	6.000	10/01/34	286,517	289,495
FNMA Pool #797509	4.500	03/01/35	1,680,638	1,580,198
FNMA Pool #797536	4.500	04/01/35	1,242,930	1,168,648
GNMA CMO 2002-88 GW	5.500	09/20/19	1,000,000	990,774
GNMA Pool #424739	7.500	05/15/26	34,189	35,738
GNMA Pool #443216	8.000	07/15/27	23,153	24,580
GNMA Pool #452827	7.500	02/15/28	28,820	30,118

2

GNMA Pool #457453	7.500	10/15/27	$8,472	$8,855
GNMA Pool #479743	7.500	11/15/30	26,356	27,527
GNMA Pool #511723	7.500	10/15/30	51,214	53,490
GNMA Pool #511778	7.500	11/15/30	100,865	105,348
GNMA Pool #529534	8.000	08/15/30	9,317	9,890
GNMA Pool #540356	7.000	05/15/31	101,913	106,602
GNMA Pool #542083	7.000	01/15/31	21,167	22,141
GNMA Pool #552466	6.500	03/15/32	128,359	131,985
GNMA Pool #570323	6.000	02/15/32	36,529	37,109
GNMA Pool #574395	6.000	01/15/32	878,884	892,834
GNMA Pool #577653	6.000	08/15/32	67,089	68,154
GNMA Pool #585467	6.000	08/15/32	218,609	222,079
GNMA Pool #591025	6.500	10/15/32	224,840	231,191
LBUBS Commercial Mortgage Trust, Ser. 2006-C7, Cl. A2	5.300	11/15/38	1,800,000	1,811,093
Merrill Lyynch/CountryWide Commercial Mortgage Trust, Ser. 2007-5, Cl. ASB	5.362	10/12/16	650,000	651,119
Morgan Stanley Capital I, Ser. 2006-IQ12,Cl. AAB	5.325	12/15/43	650,000	650,302
Small Business Administration Participation Certificates, Ser. 2006-10A, Cl. 1	5.524	03/10/16	1,000,000	1,009,767
Small Business Administration Participation Certificates, Ser. 2006-20C, Cl. 1	5.570	03/01/26	958,787	976,662
Vende Mortgage Trust, Ser. 2001-3, Cl. J	6.500	05/15/08	259,301	259,939

				70,377,706

U.S. Government & Agency Obligations (6.8%)
FHLB	5.750	05/15/12	700,000	728,051
FHLMC TBA	5.000	04/15/34	2,500,000	2,415,625
Housing Urban Development	4.850	08/01/11	900,000	899,823
Housing Urban Development	5.670	08/01/16	800,000	818,196
Tennessee Valley Authority	6.250	12/15/17	900,000	986,777
U.S. Treasury Bonds	6.250	08/15/23	550,000	631,426
U.S. Treasury Bonds	5.375	02/15/31	1,450,000	1,545,836
U.S. Treasury Notes	4.250	01/15/11	200,000	198,023

				8,223,757

Corporate Obligations (26.7%)
Auto Rental (0.7%)
ERAC USA Finance Co. Series 144A	5.600	05/01/15	800,000	800,802

Automotive (0.0%)
Daimler Chrysler North America Holdings	7.750	01/18/11	37,000	40,049

Brewery (1.1%)
FBG Finance Ltd. Series 144A	5.875	06/15/35	700,000	641,932
Sabmiller PLC Series 144A	6.500	07/01/16	650,000	686,884

				1,328,816

Chemicals (0.9%)
Chemtura Corp.	6.875	06/01/16	300,000	290,250
Cytec Industries, Inc.	6.000	10/01/15	700,000	706,944
E.I. Du Pont De Nemours Co.	6.875	10/15/09	37,000	38,655

				1,035,849

Commercial Banks (0.6%)
Bank of America Corp.	7.400	01/15/11	37,000	39,867
Bank One Corp.	7.875	08/01/10	37,000	40,041
First Union National Bank	7.800	08/18/10	37,000	39,806
State Street Bank & Trust	5.300	01/15/16	600,000	595,719
US Bank North America	6.375	08/01/11	37,000	38,743

				754,176

3

Commercial Services & Supplies (0.9%)
Waste Management, Inc.	6.875	05/15/09	$1,100,000	$1,134,359

Computer - Software (0.6%)
Computer Associates Inc. Series 144A	5.625	12/01/14	700,000	668,590

Consumer Products (0.6%)
Unilever Capital Corp.	7.125	11/01/10	737,000	782,973

E&P Services (0.6%)
Seacor Holdings, Inc.	5.875	10/01/12	805,000	781,345

Electric Utility (2.5%)
Arizona Public Service Co.	6.375	10/15/11	600,000	622,270
Centerpoint Energy	6.500	02/01/08	1,000,000	1,008,116
Entergy Gulf States, Inc.	4.875	11/01/11	650,000	633,371
NiSource Finance Corp.	7.875	11/15/10	37,000	40,102
Potomac Edison Co.	5.350	11/15/14	700,000	688,377

				2,992,236

Energy (0.6%)
Consol Energy, Inc.	7.875	03/01/12	650,000	692,250

Finance Companies (1.3%)
Ford Motor Credit Corp.	7.000	10/01/13	800,000	743,669
General Electric Capital Corp.	7.375	01/19/10	37,000	39,225
Goldman Sachs Group, Inc.	6.875	01/15/11	37,000	39,117
HSBC Finance Corp.	6.750	05/15/11	37,000	38,978
J.P. Morgan Chase & Co.	6.750	02/01/11	37,000	38,909
Merrill Lynch & Co.	6.000	02/17/09	37,000	37,552
SLM Corp.	4.500	07/26/10	700,000	686,006

				1,623,456

Food Products (0.0%)
Kellogg Company	6.600	04/01/11	37,000	38,886

Gas-Distribution (1.3%)
Atmos Energy Corp.	4.950	10/15/14	600,000	569,927
Southwest Gas Corp.	7.625	05/15/12	650,000	702,821
Williams Partners LP, Series 144A	7.250	02/01/17	250,000	264,375

				1,537,123

Health Care Providers & Services (0.5%)
United Healthcare Group	5.250	03/15/11	650,000	652,524

Healthcare Equipment & Supplies (0.8%)
Hospira, Inc.	5.900	06/15/14	1,000,000	993,511

Independent Energy (2.6%)
Chesapeake Energy Corp.	7.750	01/15/15	650,000	677,625
Kerr-Mcgee Corp.	7.125	10/15/27	700,000	737,732
Pioneer Natual Resource	7.200	01/15/28	600,000	570,769
Southwestern Energy Co.	7.125	10/10/17	500,000	504,293
Union Pacific Resources	7.050	05/15/18	600,000	640,966

				3,131,385

Insurance (2.8%)
Allstate Life Global Funding	4.250	02/26/10	700,000	684,688
Metropolitan Life Global Funding Series 144A	4.625	08/19/10	800,000	790,704

4

Nationwide Financial Services	6.250	11/15/11	$700,000	$727,607
TIAA Global Markets, Inc. Series 144A	4.875	01/12/11	600,000	595,311
Willis North America, Inc.	6.200	03/28/17	600,000	601,318

				3,399,628

Integrated Energy (0.0%)
Conocophilips Company	8.750	05/25/10	37,000	41,069

Media (0.7%)
Aol Time Warner, Inc.	6.750	04/15/11	37,000	38,993
Cox Communications Series 144A	6.450	12/01/36	750,000	754,872
Viacom, Inc.	6.625	05/15/11	37,000	38,677

				832,542

Medical laboratories (0.5%)
Laboratory Corp of America	5.625	12/15/15	600,000	593,252

Miscellaneous (0.6%)
Inter-American Development Bank	7.375	01/15/10	37,000	39,447
Quebec Province	6.125	01/22/11	37,000	38,500
Southern Star Central Corp.	6.750	03/01/16	650,000	650,000

				727,947

Office Furnishings-Orig (0.6%)
Steelcase, Inc.	6.500	08/15/11	650,000	667,514

Oil & Gas-Production/Pipeline (1.8%)
El Paso Natural Gas	7.625	08/01/10	700,000	730,505
Southern Natural Gas	5.900	04/01/17	650,000	649,995
Transcont Gas Pipe Corp.	8.875	07/15/12	650,000	739,376

				2,119,876

Paper and Forest Products (1.4%)
Abitibi-Consolidated, Inc.	8.850	08/01/30	800,000	712,000
Weyerhaeuser Co.	7.375	03/15/32	900,000	942,819

				1,654,819

Pharmaceuticals (0.6%)
Amerisourcebergen Corp.	5.625	09/15/12	700,000	701,469

Real Estate (0.6%)
Simon Property Group LP	3.750	01/30/09	700,000	683,344

Retail (0.0%)
Wal-Mart	6.875	08/10/09	37,000	38,513

Telecommunication Services (1.5%)
AT&T Wireless Services, Inc.	7.875	03/01/11	37,000	40,486
AT&T Wireless Services, Inc.	6.250	03/15/11	37,000	38,410
British Telecom Plc	8.625	12/15/10	37,000	41,302
Deutsche Telekom International	8.000	06/15/10	37,000	40,109
France Telecom	7.750	03/01/11	37,000	40,311
Sprint Capital Corp.	7.625	01/30/11	37,000	39,780
Sprint Capital Corp.	8.750	03/15/32	800,000	943,615
Verizon Communications	6.940	04/15/28	600,000	632,784
Verizon Global Funding Corp.	7.250	12/01/10	37,000	39,520

				1,856,317

Total corporate obligations (cost: $32,576,873)				32,304,620

Total long-term notes and bonds (cost: $111,408,053)				110,906,083

5

Short-Term Notes and Bonds (4.1%)
Commercial Paper (2.9%)
Consumer Finance (1.7%)
Cadbury Schweppes Finance	5.353	04/09/07	$2,000,000	$1,997,840

Utilities- Electric (1.2%)
Virginia Electric & Power Co.	5.384	04/02/07	1,500,000	1,500,000

Total commercial paper (cost: $3,497,432)				3,497,840

Corporate Obligations (1.2%)
Finance Companies (0.6%)
CIT Group, Inc.	5.500	11/30/07	700,000	700,437

Chemicals (0.6%)
Praxair, Inc.	6.625	10/15/07	700,000	704,781

Total corporate obligations (cost: $1,410,213)				1,405,218

Total short-term notes and bonds (cost: $4,907,645)				4,903,058

			Shares

Money Market Mutual Funds (0.2%)
Federated Investors Prime Obligation			94,206	94,206
Goldman Sachs Financial Square Funds			90,000	90,000

Total money market mutual funds (cost: $184,206)				184,206

Mutual Funds (2.9%)
Federated High Yield Bond			18,369	112,972
Fidelity Advisor S-V Floater High Income Fund			252,531	2,515,206
Loomis Sayles Global Bond Fund			47,114	735,927
Neuberger Berman High Income Bond Fund			11,124	103,339

Total mutual funds (cost: $3,452,569)				3,467,444

Total Investments (99.0%) (cost: $119,952,473) (a)				119,460,791
Other assets in excess of liabilities (1.0%)				1,293,948

Net Assets (100.0%)				$120,754,739

Series 144A securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, series 144A securities are deemed to be liquid.

The interest rate for short-term notes reflects the yields for those securities.

Percentages shown are based on net assets.

(a) The United States federal income tax basis of the Portfolio’s investments and the unrealized appreciation (depreciation) as of March 31, 2007.

			Total Net
			Unrealized
Tax Basis	Appreciation	Depreciation	Depreciation

$119,967,933	$779,943	$(1,287,085)	$(507,142)

6

OneAmerica Funds, Inc.
ASSET DIRECTOR PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2007 (unaudited)

Description	Shares	Value

Common Stocks (60.8%)
Aerospace & Defense (2.4%)
General Dynamics Corp.	19,000	$1,451,600
Precision Castparts Corp.	59,800	6,222,190

		7,673,790

Apparel (4.8%)
Columbia Sportswear Co.	77,400	4,822,794
Kellwood Co.	98,600	2,891,938
Liz Claiborne, Inc.	73,800	3,162,330
Wolverine World Wide, Inc.	147,750	4,221,218

		15,098,280

Automotive & Automotive Components (2.4%)
Harley-Davidson, Inc.	68,400	4,018,500
Magna International, Inc. Class A	47,900	3,597,769

		7,616,269

Chemicals (1.1%)
Dow Chemical Co.	80,000	3,668,800

Computer Hardware & Software (4.9%)
Autodesk, Inc. *	101,600	3,820,160
Cisco Systems, Inc.*	206,200	5,264,286
Dell Inc.*	105,500	2,448,655
Hewlett-Packard Co.	103,667	4,161,193

		15,694,294

Consumer Products (0.2%)
Helen of Troy, Ltd.*	25,400	576,834

Diversified Financial Services (6.6%)
Aegon NV	263,386	5,251,916
Citigroup, Inc.	70,028	3,595,238
Federated Investors, Inc.	125,100	4,593,672
Investment Technology Group, Inc.*	77,400	3,034,080
JP Morgan Chase & Co.	51,240	2,478,991
Washington Mutual, Inc.	48,627	1,963,558

		20,917,455

Diversified Manufacturing (5.1%)
Carlisle Cos., Inc.	138,400	5,941,512
Crane Co.	107,500	4,345,150
Illinois Tool Works, Inc.	67,600	3,488,160
Trinity Industries, Inc.	58,975	2,472,232

		16,247,054

Electrical Equipment (2.2%)
Baldor Electric Co.	148,000	5,585,520
FLIR Systems, Inc.*	37,600	1,341,192

		6,926,712

Food & Beverage (1.4%)
The Coca-Cola Co.	91,100	4,372,800

Health Care (4.3%)
Johnson & Johnson	31,300	1,886,138

McKesson Corp.	53,000	$3,102,620
Medtronic, Inc.	26,200	1,285,372
Merck & Co., Inc.	19,900	878,983
Pfizer, Inc.	151,300	3,821,838
Zimmer Holdings, Inc.*	29,900	2,553,759

		13,528,710

Home Furnishings (0.7%)
Furniture Brands International, Inc.	34,350	542,043
La-Z-Boy, Inc.	141,650	1,753,627

		2,295,670

Industrial Conglomerates (1.2%)
General Electric Co.	111,800	3,953,248

Metals & Mining (1.4%)
Alcoa, Inc.	132,500	4,491,750

Oil & Oil Services (4.5%)
Royal Dutch Shell PLC ADR	67,850	4,498,455
Tidewater, Inc.	79,550	4,660,039
Valero Energy Corp.	82,000	5,288,180

		14,446,674

Paper and Forest Products (0.9%)
Wausau Paper Corp.	192,200	2,759,992

Recreation (3.1%)
Brunswick Corp.	142,400	4,535,440
Mattel, Inc.	187,300	5,163,861

		9,699,301

Restaurants (0.4%)
OSI Restaurant Partners, Inc.	33,000	1,303,500

Retail (3.3%)
Bed Bath & Beyond, Inc.*	48,300	1,940,211
Best Buy Co., Inc.*	21,000	1,023,120
BJ’s Wholesale Club, Inc.*	97,000	3,281,510
Home Depot, Inc.	114,400	4,203,056

		10,447,897

Semiconductors (2.9%)
Applied Materials, Inc.	121,800	2,231,376
Intel Corp.	166,600	3,187,058
Texas Instruments, Inc.	125,000	3,762,500

		9,180,934

Telecommunication Services (4.2%)
Nokia Corp. ADR	268,300	6,149,436
Telefonos de Mexico, Class L ADR	213,700	7,137,580

		13,287,016

Transportation (2.8%)
Norfolk Southern Corp.	91,900	4,650,140
Werner Enterprises, Inc.	234,200	4,255,414

		8,905,554

Total common stocks (cost: $138,686,070)		193,092,534

	Interest	Maturity	Principal
Description	Rate	Date	Amount	Value

Long-Term Notes and Bonds (23.5%)
Mortgage-Backed and Asset-Backed Securities (13.3%)
Banc of America Commercial Mortgage, Inc., Ser. 2006-5, Cl. AAB	5.379%	09/10/47	$500,000	$502,561
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW13, Cl. AAB	5.530	09/11/41	700,000	709,048
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW14, Cl. A3	5.209	12/11/38	400,000	398,351
Bear Stearns Commercial Mortgage Securities, Ser. 2007-PW15, Cl. AAB	5.315	02/11/44	350,000	350,438
Centerpoint Energy Transition Bond Co., Ser. 2005-A, Cl. A2	4.970	08/01/14	400,000	398,460
Citigroup Commercial Mortgage Trust, Ser. 2006-C5, Cl. ASB	5.413	10/15/49	800,000	804,272
Commericial Mortgage PASS-THRU, Ser. 2006-C8, Cl. AAB	5.291	12/10/46	350,000	349,273
Crown Castle Towers, Ser. 2006-1A, Cl. AFX	5.245	11/15/36	400,000	400,903
CSFB, Ser. 2005-C5, Cl. AAB	5.100	08/15/38	800,000	793,967
FHLMC	5.200	03/05/19	300,000	294,145
FHLMC Gold Pool #A42908	6.000	02/01/36	331,090	333,758
FHLMC Gold Pool # A56247	6.000	01/01/37	1,164,169	1,173,549
FHLMC Gold Pool # A57135	5.500	02/01/37	1,997,786	1,976,789
FHLMC Gold Pool #A11823	5.000	08/01/33	504,902	489,399
FHLMC Gold Pool #A14499	6.000	10/01/33	188,661	191,098
FHLMC Gold Pool #A16641	5.500	12/01/33	715,920	710,308
FHLMC Gold Pool #A41968	5.500	01/01/36	274,403	271,805
FHLMC Gold Pool #A48197	6.500	01/01/36	858,293	875,297
FHLMC Gold Pool #A49346	6.500	05/01/36	788,133	803,747
FHLMC Gold Pool #A51101	6.000	07/01/36	429,706	433,168
FHLMC Gold Pool #B12969	4.500	03/01/19	692,438	672,430
FHLMC Gold Pool #B18146	5.000	04/01/20	775,781	765,402
FHLMC Gold Pool #B18179	5.000	04/01/20	1,665,346	1,643,586
FHLMC Gold Pool #B19462	5.000	07/01/20	552,740	545,518
FHLMC Gold Pool #C01086	7.500	11/01/30	15,229	15,934
FHLMC Gold Pool #C01271	6.500	12/01/31	50,095	51,593
FHLMC Gold Pool #C01302	6.500	11/01/31	26,858	27,662
FHLMC Gold Pool #C01676	6.000	11/01/33	1,002,668	1,015,307
FHLMC Gold Pool #C14872	6.500	09/01/28	19,800	20,429
FHLMC Gold Pool #C20853	6.000	01/01/29	604,217	613,723
FHLMC Gold Pool #C56017	6.500	03/01/31	328,906	338,904
FHLMC Gold Pool #C61802	5.500	12/01/31	175,549	174,162
FHLMC Gold Pool #C65255	6.500	03/01/32	27,597	28,374
FHLMC Gold Pool #C65674	7.000	03/01/32	5,013	5,203
FHLMC Gold Pool #C67071	6.500	05/01/32	65,718	67,810
FHLMC Gold Pool #C68790	6.500	07/01/32	104,414	107,355
FHLMC Gold Pool #C74741	6.000	12/01/32	80,817	81,912
FHLMC Gold Pool #C79886	6.000	05/01/33	161,301	163,384
FHLMC Gold Pool #E00543	6.000	04/01/13	27,937	28,469
FHLMC Gold Pool #E00878	6.500	07/01/15	20,328	20,842
FHLMC Gold Pool #E01007	6.000	08/01/16	43,422	44,217
FHLMC Gold Pool #E77962	6.500	07/01/14	26,712	27,392
FHLMC Gold Pool #E85127	6.000	08/01/16	13,996	14,252
FHLMC Gold Pool #E85353	6.000	09/01/16	99,013	100,825
FHLMC Gold Pool #E95159	5.500	03/01/18	144,001	144,665
FHLMC Gold Pool #E95734	5.000	03/01/18	725,401	717,449
FHLMC Gold Pool #G01477	6.000	12/01/32	660,153	668,885
FHLMC Gold Pool #G01727	6.000	08/01/34	1,485,212	1,503,934
FHLMC Gold Pool #G02060	6.500	01/01/36	1,094,510	1,116,883
FHLMC Gold Pool #G08016	6.000	10/01/34	1,182,674	1,195,304
FHLMC Gold Pool #G08087	6.000	10/01/35	304,258	306,901
FHLMC Gold Pool #G11753	5.000	08/01/20	805,343	794,820
FHLMC Gold Pool #J01380	5.500	03/01/21	1,295,765	1,298,503
FHLMC Gold Pool #J05930	5.500	03/01/21	1,254,780	1,257,432
FHLMC Gold Pool TBA	5.500	04/01/33	1,250,000	1,236,719
FHLMC Series 2424 Class OG CMO	6.000	03/15/17	500,000	510,155

FHLMC Series 2835 Class MD CMO	4.500	08/15/19	$150,000	$141,633
FHLMC Series 2947 Class VA CMO	5.000	03/15/16	428,092	424,489
FHLMC Series 3020 Class VA CMO	5.500	11/15/14	862,047	869,461
FNMA CMO 2002-86 KM CMO	5.000	12/25/17	350,000	344,325
FNMA Pool # 914468	5.500	04/01/37	2,000,000	1,978,980
FNMA Pool #356565	5.500	09/01/17	371,767	373,713
FNMA Pool #357637	6.000	11/01/34	713,169	720,580
FNMA Pool #545929	6.500	08/01/32	97,579	100,354
FNMA Pool #555591	5.500	07/01/33	213,315	211,633
FNMA Pool #574922	6.000	04/01/16	4,339	4,418
FNMA Pool #579170	6.000	04/01/16	37,809	38,501
FNMA Pool #584953	7.500	06/01/31	6,778	7,092
FNMA Pool #651220	6.500	07/01/32	45,445	46,737
FNMA Pool #725793	5.500	09/01/19	1,277,373	1,283,596
FNMA Pool #797509	4.500	03/01/35	1,757,442	1,652,412
FNMA Pool #797536	4.500	04/01/35	891,348	838,078
GNMA Pool #422407	6.500	01/15/26	8,214	8,448
GNMA Pool #424578	6.500	04/15/26	104,253	107,219
GNMA Pool #425983	6.500	03/15/26	22,662	23,307
GNMA Pool #431962	6.500	05/15/26	35,317	36,322
GNMA Pool #436741	7.500	01/15/27	31,683	33,117
GNMA Pool #443216	8.000	07/15/27	12,111	12,858
GNMA Pool #479743	7.500	11/15/30	26,356	27,527
GNMA Pool #511778	7.500	11/15/30	39,469	41,223
GNMA Pool #542083	7.000	01/15/31	105,833	110,702
GNMA Pool #552466	6.500	03/15/32	59,901	61,593
GNMA Pool #555179	7.000	12/15/31	17,051	17,835
GNMA Pool #570323	6.000	02/15/32	14,612	14,844
GNMA Pool #574395	6.000	01/15/32	86,165	87,533
LBUBS Commercial Mortgage Trust, Ser. 2006-C7, Cl. A2	5.300	11/15/38	1,200,000	1,207,395
Merrill Lyynch/CountryWide Commercial Mortgage Trust, Ser. 2007-5, Cl. ASB	5.362	10/12/16	350,000	350,602
Morgan Stanley Capital I, Ser. 2006-IQ12,Cl. AAB	5.325	12/15/43	350,000	350,163
Small Business Administration Participation Certificates, Ser. 2006-10A, Cl. 1	5.524	03/10/16	500,000	504,884
Small Business Administration Participation Certificates, Ser. 2006-20C, Cl. 1	5.570	03/01/26	479,393	488,331

				42,106,576

U.S. Government & Agency Obligations (5.4%)
FHLMC TBA	5.000	04/15/34	1,000,000	966,250
FNMA TBA	5.500	04/01/37	2,000,000	1,985,625
Housing Urban Development	4.850	08/01/11	100,000	99,980
Housing Urban Development	5.670	08/01/16	200,000	204,549
Tennessee Valley Authority	6.250	12/15/17	100,000	109,642
U.S. Treasury Bonds	9.125	05/15/18	200,000	274,922
U.S. Treasury Bonds	6.250	08/15/23	1,050,000	1,205,449
U.S. Treasury Bonds	6.250	05/15/30	225,000	266,572
U.S. Treasury Bonds	5.375	02/15/31	2,200,000	2,345,407
U.S. Treasury Notes	3.375	02/15/08	700,000	690,676
U.S. Treasury Notes	3.875	05/15/09	2,300,000	2,266,489
U.S. Treasury Notes	6.000	08/15/09	300,000	309,363
U.S. Treasury Notes	4.250	01/15/11	100,000	99,012
U.S. Treasury Notes	5.000	02/15/11	200,000	203,430
U.S. Treasury Notes	5.125	06/30/11	1,700,000	1,737,585
U.S. Treasury Notes	4.875	02/15/12	450,000	457,014
U.S. Treasury Notes	3.875	02/15/13	975,000	941,751
U.S. Treasury Notes	4.250	08/15/13	1,450,000	1,425,249
U.S. Treasury Notes	4.625	02/15/17	1,600,000	1,596,750

				17,185,715

Corporate Obligations (4.8%)
Auto Rental (0.1%)
ERAC USA Finance Co. Series 144A	5.600	05/01/15	$200,000	$200,200

Automotive (0.0%)
Daimler Chrysler North America Holdings	7.750	01/18/11	7,000	7,577

Brewery (0.2%)
FBG Finance Ltd. Series 144A	5.875	06/15/35	300,000	275,114
Sabmiller PLC Series 144A	6.500	07/01/16	350,000	369,861

				644,975

Chemicals (0.2%)
Chemtura Corp.	6.875	06/01/16	200,000	193,500
Cytec Industries, Inc.	6.000	10/01/15	300,000	302,976
E.I. Du Pont De Nemours Co.	6.875	10/15/09	7,000	7,313

				503,789

Commercial Banks (0.1%)
Bank of America Corp.	7.400	01/15/11	7,000	7,542
Bank One Corp.	7.875	08/01/10	7,000	7,575
First Union National Bank	7.800	08/18/10	7,000	7,531
State Street Bank & Trust	5.300	01/15/16	400,000	397,146
US Bank North America	6.375	08/01/11	7,000	7,330

				427,124

Commercial Services & Supplies (0.1%)
Waste Management, Inc.	6.875	05/15/09	300,000	309,371

Computer - Software (0.1%)
Computer Associates Inc. Series 144A	5.625	12/01/14	300,000	286,538

Consumer Products (0.2%)
Unilever Capital Corp.	7.125	11/01/10	507,000	538,626

E&P Services (0.1%)
Seacor Holdings, Inc.	5.875	10/01/12	400,000	388,246

Electric Utility (0.4%)
Arizona Public Service Co.	6.375	10/15/11	400,000	414,846
Centerpoint Energy	6.500	02/01/08	200,000	201,623
Entergy Gulf States, Inc.	4.875	11/01/11	350,000	341,046
NiSource Finance Corp.	7.875	11/15/10	7,000	7,587
Potomac Edison Co.	5.350	11/15/14	300,000	295,019

				1,260,121

Energy (0.1%)
Consol Energy, Inc.	7.875	03/01/12	350,000	372,750

Finance Companies (0.2%)
Citi Financial	6.625	06/01/15	75,000	80,531
Ford Motor Credit Corp.	7.000	10/01/13	200,000	185,917
General Electric Capital Corp.	7.375	01/19/10	7,000	7,421
Goldman Sachs Group, Inc.	6.875	01/15/11	7,000	7,400
HSBC Finance Corp.	6.750	05/15/11	7,000	7,374
J.P. Morgan Chase & Co.	6.750	02/01/11	7,000	7,361
Merrill Lynch & Co.	6.000	02/17/09	7,000	7,104
SLM Corp.	4.500	07/26/10	500,000	490,005

				793,113

Food Products (0.0%)
Kellogg Company	6.600	04/01/11	$7,000	$7,357

Gas-Distribution (0.2%)
Atmos Energy Corp.	4.950	10/15/14	400,000	379,951
Southwest Gas Corp.	7.625	05/15/12	350,000	378,442

				758,393

Health Care Providers & Services (0.1%)
United Healthcare Group	5.250	03/15/11	350,000	351,359

Healthcare Equipment & Supplies (0.1%)
Hospira, Inc.	5.900	06/15/14	300,000	298,053

Independent Energy (0.4%)
Chesapeake Energy Corp.	7.750	01/15/15	350,000	364,875
Kerr-Mcgee Corp.	7.125	10/15/27	300,000	316,171
Pioneer Natual Resource	7.200	01/15/28	400,000	380,513
Union Pacific Resources	7.050	05/15/18	250,000	267,069

				1,328,628

Insurance (0.7%)
Allstate Life Global Funding	4.250	02/26/10	500,000	489,063
Metropolitan Life Global Funding Series 144A	4.625	08/19/10	500,000	494,192
Nationwide Financial Services	6.250	11/15/11	300,000	311,831
TIAA Global Markets, Inc. Series 144A	4.875	01/12/11	400,000	396,874
Willis North America, Inc.	6.200	03/28/17	400,000	400,878

				2,092,838

Integrated Energy (0.0%)
Conocophilips Company	8.750	05/25/10	7,000	7,770

Media (0.1%)
Aol Time Warner, Inc.	6.750	04/15/11	7,000	7,377
Cox Communications Series 144A	6.450	12/01/36	250,000	251,624
Viacom, Inc.	6.625	05/15/11	7,000	7,317

				266,318

Medical laboratories (0.1%)
Laboratory Corp of America	5.625	12/15/15	400,000	395,501

Office Furnishings-Orig (0.1%)
Steelcase, Inc.	6.500	08/15/11	350,000	359,431

Oil & Gas-Production/Pipeline (0.3%)
El Paso Natural Gas	7.625	08/01/10	300,000	313,074
Southern Natural Gas	5.900	04/01/17	350,000	349,998
Transcont Gas Pipe Corp.	8.875	07/15/12	350,000	398,124

				1,061,196

Paper and Forest Products (0.2%)
Abitibi-Consolidated, Inc.	8.850	08/01/30	200,000	178,000
Weyerhaeuser Co.	7.375	03/15/32	300,000	314,273

				492,273

Pharmaceuticals (0.1%)
Amerisourcebergen Corp.	5.625	09/15/12	300,000	300,630

Real Estate (0.2%)
New Plan Excel Realty Trust	7.400	09/15/09	200,000	210,987
Simon Property Group LP	3.750	01/30/09	300,000	292,862

				503,849

Retail (0.0%)
Wal-Mart	6.875		08/10/09	$7,000	$7,286

Telecommunication Services (0.3%)
AT&T Wireless Services, Inc.	7.875		03/01/11	7,000	7,660
AT&T Wireless Services, Inc.	6.250		03/15/11	7,000	7,267
British Telecom Plc	8.625		12/15/10	7,000	7,814
Deutsche Telekom International	8.000	(b)	06/15/10	7,000	7,588
France Telecom	7.750		03/01/11	7,000	7,626
Sprint Capital Corp.	7.625		01/30/11	7,000	7,526
Sprint Capital Corp.	8.750		03/15/32	400,000	471,807
Verizon Communications	6.940		04/15/28	350,000	369,124
Verizon Global Funding Corp.	7.250		12/01/10	7,000	7,477

					893,889

Miscellaneous (0.1%)
Inter-American Development Bank	7.375		01/15/10	7,000	7,463
Quebec Province	6.125		01/22/11	7,000	7,284
Southern Star Central Corp.	6.750		03/01/16	375,000	375,000

					389,747

Total corporate obligations (cost: $15,310,160)					15,246,948

Total long-term notes and bonds (cost: $74,772,045)					74,539,239

Short-Term Notes and Bonds (9.3%)
Commercial Paper (6.6%)
Consumer Finance (3.2%)
American Express Credit Corp.	5.310		04/02/07	2,000,000	2,000,000
General Electric Capital Corp.	5.270		05/08/07	2,000,000	1,989,500
Nestle Capital Corp.	5.270		05/03/07	2,000,000	1,990,960
Toyota Motor Credit Corp.	5.330		04/10/07	2,000,000	1,997,640
UBS Finance Delaware, LLC	5.300		04/24/07	2,000,000	1,993,580

					9,971,680

Banks (0.6%)
Bank of America Corp.	5.300		05/03/07	2,000,000	1,990,900

Chemicals (0.3%)
BASF	5.290		04/23/07	1,000,000	996,930

Food Products (0.3%)
Cadbury Schweppes Finance	5.350		04/09/07	1,000,000	998,920

Integrated Energy (0.6%)
Chevron Texaco Corp.	5.250		05/08/07	2,000,000	1,989,500

Transport Services (0.6%)
United Parcel Services, Inc.	5.310		04/10/07	2,000,000	1,997,640

Utilities – Electric (1.0%)
Florida Power & Light Co.	5.130		04/17/07	3,000,000	2,993,370

Total commercial paper (cost: $20,936,524)					20,938,940

Corporate Obligations (2.7%)
Chemicals (1.0%)
E.I. Du Pont De Nemours Co.	6.750		09/01/07	2,400,000	2,412,924
Praxair, Inc.	6.625		10/15/07	600,000	604,098

					3,017,022

Cosmetics/Personal Care (0.6%)
The Procter & Gamble Co.	4.750	06/15/07	$2,000,000	$1,998,180

Finance Companies (0.1%)
CIT Group, Inc.	5.500	11/30/07	400,000	400,250

Publishing (1.0%)
Gannett Co., Inc.	5.500	04/01/07	3,000,000	3,000,000

Total corporate obligations (cost: $8,417,826)				8,415,452

Total short-term notes and bonds (cost: $29,354,350)				29,354,392

			Shares

Money Market Mutual Funds (4.5%)
Federated Investors Prime Obligation			6,368,272	6,368,272
Goldman Sachs Financial Square Fund			8,032,900	8,032,900

Total money market mutual funds (cost: $14,401,172)				14,401,172

Mutual Funds (2.5%)
Federated High Yield Bond			8,091	49,757
Fidelity Advisor S-V Floater High Income Fund			151,518	1,509,124
iShares GS $ InvesTop Corporate Bond Fund			18,233	1,956,219
iShares Russell 1000 Value Index Fund			8,500	706,690
iShares Trust Russell 1000 Growth Index Fund			57,600	3,205,440
Loomis Sayles Global Bond Fund			23,557	367,963
Neuberger Berman High Income Bond Fund			5,765	53,559

Total mutual funds (cost: $7,235,253)				7,848,752

Cash and Cash Equivalents (0.0%)
BONY Cash Reserve (cost: $74,925)			74,925	74,925

Total Investments (100.6%) (a) (cost: $264,523,815)				319,311,014
Liabilities in excess of other assets (0.6%)				(1,993,371)

Net Assets (100.0%)				$317,317,643

Series 144A securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, series 144A securities are deemed to be liquid.

*Non-Income producing securities.

The interest rate for short-term notes reflects the yields for those securities.

Percentages shown are based on net assets:

(a) The United States federal income tax basis of the Portfolio’s investments and the unrealized appreciation (depreciation) as of March 31, 2007.

			Total Net
			Unrealized
Tax Basis	Appreciation	Depreciation	Appreciation

$264,556,209	$60,714,319	$(5,959,514)	$54,754,805

OneAmerica Funds, Inc.
SOCIALLY RESPONSIVE PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2007 (unaudited)

Description	Shares	Value

Common Stocks (86.9%)
Aerospace & Defense (2.8%)
General Dynamics Corp.	350	$26,740
Precision Castparts Corp.	1,100	114,455

		141,195

Apparel (7.1%)
Columbia Sportswear Co.	1,900	118,389
Kellwood Co.	1,950	57,194
Liz Claiborne, Inc.	1,700	72,845
Wolverine World Wide, Inc.	3,800	108,566

		356,994

Automotive & Automotive Components (3.5%)
Harley-Davidson, Inc.	1,500	88,125
Magna International, Inc. Class A	1,200	90,132

		178,257

Chemicals (1.6%)
Dow Chemical Co.	1,800	82,548

Computer Hardware & Software (7.5%)
Autodesk, Inc. *	2,300	86,480
Cisco Systems, Inc.*	4,750	121,268
Dell Inc.*	3,000	69,630
Hewlett-Packard Co.	2,550	102,357

		379,735

Consumer Products (0.2%)
Helen of Troy, Ltd.*	450	10,220

Diversified Financial Services (9.5%)
Aegon NV	6,177	123,168
Citigroup, Inc.	1,650	84,711
Federated Investors, Inc.	2,850	104,652
Investment Technology Group, Inc.*	1,800	70,560
JP Morgan Chase & Co.	1,150	55,637
Washington Mutual, Inc.	1,050	42,399

		481,127

Diversified Manufacturing (7.8%)
Carlisle Cos., Inc.	3,100	133,082
Crane Co.	2,650	107,113
Illinois Tool Works, Inc.	1,550	79,980
Trinity Industries, Inc.	1,800	75,456

		395,631

Electrical Equipment (2.8%)
Baldor Electric Co.	2,850	107,559
FLIR Systems, Inc.*	1,000	35,670

		143,229

Food & Beverage (2.0%)
The Coca-Cola Co.	2,050	98,400

1

Health Care (4.3%)
McKesson Corp.	1,150	$67,321
Medtronic, Inc.	500	24,530
Merck & Co., Inc.	1,150	50,796
Zimmer Holdings, Inc.*	875	74,733

		217,380

Home Furnishings (1.3%)
Furniture Brands International, Inc.	1,800	28,404
La-Z-Boy, Inc.	2,900	35,902

		64,306

Industrial Conglomerates (1.9%)
General Electric Co.	2,700	95,472

Metals & Mining (2.1%)
Alcoa, Inc.	3,100	105,090

Oil & Oil Services (7.3%)
Royal Dutch Petroleum PLC ADR	1,700	112,710
Tidewater, Inc.	2,000	117,160
Valero Energy Corp.	2,150	138,654

		368,524

Paper and Forest Products (1.2%)
Wausau Paper Corp.	4,150	59,594

Recreation (4.3%)
Brunswick Corp.	3,300	105,105
Mattel, Inc.	4,150	114,416

		219,521

Retail (5.1%)
Bed Bath & Beyond, Inc.*	1,400	56,238
Best Buy Co., Inc.*	550	26,796
BJ’s Wholesale Club, Inc.*	2,300	77,809
Home Depot, Inc.	2,700	99,198

		260,041

Semiconductors (4.2%)
Applied Materials, Inc.	2,800	51,296
Intel Corp.	3,800	72,694
Texas Instruments, Inc.	3,000	90,300

		214,290

Telecommunication Services (6.2%)
Nokia Corp. ADR	6,450	147,834
Telefonos de Mexico, Class L ADR	4,900	163,660

		311,494

Transportation (4.2%)
Norfolk Southern Corp.	2,250	113,850
Werner Enterprises, Inc.	5,400	98,118

		211,968

Total common stocks (cost: $4,158,816)		4,395,016

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Short-Term Notes and Bonds (6.9%)
Consumer Finance (6.9%)
Commercial Paper (6.9%)
General Electric Capital Corp.	5.30%	5/08/07	$150,000	$149,213
Toyota Motor Credit Corp.	5.29	4/03/07	200,000	199,970

Total short-term notes and bonds (cost: $349,136)				349,183

2

	Shares	Value

Money Market Mutual Funds (5.5%)
Federated Investors Prime Obligation	140,000	$140,000
Goldman Sachs Financial Square Fund	140,000	140,000

Total money market mutual funds (cost: $280,000)		280,000

Total Investments (99.3%) (a) (cost: $4,787,952)		5,024,199
Other assets less liabilities (0.7%)		33,757

Net Assets (100.0%)		$5,057,956

* Non-Income producing securities.

The Interest rate for short-term notes reflects the yields for those securities.

Percentages shown are based on net assets.

(a) The United States federal income tax basis of the Portfolio’s investments and the cost are the same as of March 31, 2007.

3

Notes to Schedules of Investments (unaudited)

Investments

Securities traded on a national or international securities exchange, excluding the NASDAQ national market system, are valued at the last trade price on the primary exchange. Listed securities for which no sale was reported on the valuation date are valued at the mean of the latest bid and ask price. Securities that are principally traded on the NASDAQ national market system are generally valued at the NASDAQ Official Closing Price (“NOCP”). Short-term fixed income securities are valued at amortized cost, which approximates value. Fixed income securities for which representative market quotes are readily available are valued at the latest bid price or the mean of the latest bid and ask price. Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Adviser pursuant to procedures established by and under the supervision of the Board of Directors. Certain securities may be priced using a matrix price as provided by a pricing vendor. U.S. Government obligations are valued at the latest bid price; however, short-term obligations maturing in 60 days or less, when purchased, are valued at amortized cost, which approximates value.

The Money Market Portfolio securities are valued at amortized cost. The Portfolio’s use of the amortized cost method is conditioned on its compliance with certain provisions of Rule 2a-7 of the Investment Company Act of 1940. AUL (the Investment Advisor)is responsible for reviewing this method of valuation to ensure that the Portfolio securities are reflected at their fair value.

Security transactions are recorded on the trade date. Realized gains and losses are determined on specific identification basis.

Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Item 2.     Controls and Procedures.

(a)
The President and Treasurer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluations of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.     Exhibits.

            A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	OneAmerica Funds, Inc.

By (Signature and Title)*	/s/ Dayton H. Molendorp

Dayton H. Molendorp
President

Date	May 30, 2007

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Dayton H. Molendorp

Dayton H. Molendorp
President

Date	May 30, 2007

By (Signature and Title)*	/s/ Constance E. Lund

Constance E. Lund
Treasurer

Date	May 30, 2007

* Print the name and title of each signing officer under his or her signature.